Related party transactions (Details) - CAD ($)		12 Months Ended
	Nov. 11, 2025	Sep. 30, 2025	Sep. 30, 2024
Related party transactions
Special bonus to NEO		$ 616,750
Accrued bonus approved by BOD		722,500
Debt Settlement | Settlement for reimbursement of business expenses
Related party transactions
Number of shares issued	119,047
Issue Price Per Share	$ 0.84
Percentage Of Discount On Closing Price Of Shares	20.00%
Amount	$ 100,000
Officers and directors
Related party transactions
Outstanding amount		$ 791,946	$ 471,465